Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 04, 2016
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 434,465	$ 382,620	$ 223,519	$ 277,716	$ 101,643	$ 0
Demand deposit accounts
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	157,365	265,520		210,616
Money market funds
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 277,100	$ 117,100		$ 67,100